Investments - Additional Information (Detail) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments	$ 83,794,000	$ 84,114,000		$ 75,874,000
Other Investments	$ 7,800,000	$ 15,900	$ 9,000,000	$ 9,900